Finance Lease Liabilities	12 Months Ended
Dec. 31, 2017
Finance Lease Liabilities [Abstract]
Finance Lease Liabilities
24.	Finance Lease Liabilities

(1)	Lease contracts

The Company enters into power purchase agreements (“PPA”) with GS EPS and three other providers. The Company recognizes these PPAs as finance leases; under the PPAs, there is no transfer of ownership or bargain purchase option of the plants at the end of the agreement, however, the present value of the future minimum power purchase payments equals substantially all of the plants’ respective fair values over a twenty-year period which makes up the major part of the respective plants’ economic life.

(2)	Finance lease liabilities as of December 31, 2016 and 2017 are as follows and are included in current and non-current trade and other payables, net, in the consolidated statements of financial position:

		2016		2017
		Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
		In millions of won
Less than 1 year	￦	175,512	121,176	174,534	131,792
1 ~ 5 years		404,029	306,282	272,994	204,069
More than 5 years		152,247	113,721	108,748	82,399

	￦	731,788	541,179	556,276	418,260

(3)	Current and non-current portion of financial lease liabilities as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Current finance lease liabilities	￦	121,176	131,792
Non-current finance lease liabilities		420,003	286,468

	￦	541,179	418,260

(4)	Minimum lease payment and contingent rent payment recognized as an expense as a lessee for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Minimum lease payment	￦	177,585	158,859
Contingent rent payment		(20,956)	(21,024)

(5)	The Company does not have any irrevocable operating lease contracts as of December 31, 2016 and 2017.

(6)	Changes in finance lease liabilities for the year ended December 31, 2017 are as follows:

Beginning balance	Cash flow	Ending balance
In millions of won
￦541,179	(122,919)	418,260